Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 6.8%
	COMMUNICATIONS — 1.9%
$137,559	CSC Holdings LLC 2.652% (1-Month USD Libor+250 basis points), 4/15/2027[1,2]	$133,748
20,256	Meredith Corp. 2.647% (1-Month USD Libor+250 basis points), 1/31/2025[1,2]	19,588
		153,336
	CONSUMER DISCRETIONARY — 1.5%
123,407	Penn National Gaming, Inc. 3.750% (3-Month USD Libor+300 basis points), 10/19/2023[2,3]	121,865
	FINANCIALS — 1.5%
123,622	Resolute Investment Managers, Inc. 4.250% (3-Month USD Libor+325 basis points), 4/30/2022[1,2,3]	122,618
	HEALTH CARE — 0.9%
70,007	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	68,645
	TECHNOLOGY — 1.0%
30,000	Presidio Holdings, Inc. 3.770% (1-Month USD Libor+350 basis points), 1/22/2027[1,2]	29,681
48,750	Weld North Education LLC 4.400% (3-Month USD Libor+425 basis points), 2/15/2025[1,2,3]	48,446
		78,127
	Total Bank Loans
	(Cost $553,052)	544,591
	CORPORATE BONDS — 90.9%
	COMMUNICATIONS — 8.0%
	AMC Networks, Inc.
16,000	4.750%, 12/15/2022[1]	15,998
45,000	5.000%, 4/1/2024[1]	46,013
45,000	Cablevision Systems Corp. 5.875%, 9/15/2022	47,587
	CenturyLink, Inc.
55,000	6.750%, 12/1/2023	60,294
65,000	7.650%, 3/15/2042	72,637
24,000	Discovery Communications LLC 5.300%, 5/15/2049[1]	29,329
39,000	DISH DBS Corp. 6.750%, 6/1/2021	39,975
	Hughes Satellite Systems Corp.
20,000	7.625%, 6/15/2021	20,750
35,000	6.625%, 8/1/2026	37,877
67,000	Sprint Capital Corp. 6.875%, 11/15/2028	83,750

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	Verizon Communications, Inc.
$90,000	3.000%, 3/22/2027[1]	$100,202
80,000	1.500%, 9/18/2030[1]	79,732
		634,144
	CONSUMER DISCRETIONARY — 13.7%
35,000	ADT Security Corp. 3.500%, 7/15/2022	35,525
80,000	Advance Auto Parts, Inc. 1.750%, 10/1/2027[1]	79,762
81,000	Brinker International, Inc. 3.875%, 5/15/2023	79,785
78,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[1]	74,637
60,000	Cinemark USA, Inc. 5.125%, 12/15/2022[1]	53,325
22,000	Dana, Inc. 5.625%, 6/15/2028[1]	22,729
75,000	Delta Air Lines, Inc. 3.625%, 3/15/2022[1]	73,690
70,000	Griffon Corp. 5.750%, 3/1/2028[1]	73,068
32,000	KB Home 7.625%, 5/15/2023[1]	35,120
25,000	Lennar Corp. 4.750%, 4/1/2021[1]	25,219
55,000	Levi Strauss & Co. 5.000%, 5/1/2025[1]	56,272
48,000	Meritage Homes Corp. 6.000%, 6/1/2025[1]	53,530
42,000	PulteGroup, Inc. 7.875%, 6/15/2032	57,750
90,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	79,200
60,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	56,100
	Sally Holdings LLC / Sally Capital, Inc.
56,000	5.500%, 11/1/2023[1]	56,350
20,000	5.625%, 12/1/2025[1]	20,267
35,000	Scotts Miracle-Gro Co. 4.500%, 10/15/2029[1]	37,078
83,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	89,640

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$35,000	United Airlines Holdings, Inc. 6.000%, 12/1/2020	$35,087
		1,094,134
	CONSUMER STAPLES — 3.8%
44,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 5.750%, 3/15/2025[1]	45,388
111,000	Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/2025[1]	125,600
51,000	General Mills, Inc. 4.200%, 4/17/2028[1]	60,210
62,000	Mondelez International, Inc. 3.625%, 5/7/2023[1]	67,152
		298,350
	ENERGY — 7.3%
35,000	Buckeye Partners LP 4.150%, 7/1/2023[1]	34,536
33,000	Energen Corp. 4.625%, 9/1/2021[1]	33,313
33,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	34,282
75,000	Global Partners LP / GLP Finance Corp. 7.000%, 6/15/2023[1]	76,500
75,000	HollyFrontier Corp. 2.625%, 10/1/2023	75,021
121,000	MPLX LP 1.342% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	121,005
77,000	Murphy Oil Corp. 4.000%, 6/1/2022[1]	74,305
80,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[1]	75,200
36,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[1]	35,955
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[1]	19,954
		580,071
	FINANCIALS — 33.8%
91,000	Air Lease Corp. 3.875%, 7/3/2023[1]	94,829
70,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	70,158

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$79,000	Ally Financial, Inc. 8.000%, 11/1/2031	$108,161
70,000	Aon Corp. 2.800%, 5/15/2030[1]	75,842
64,000	Bank of America Corp. 6.500% (3-Month USD Libor+417 basis points), 10/29/2049[1,5,6]	71,136
122,000	Brookfield Finance LLC 4.000%, 4/1/2024[1,4]	134,300
80,000	Brown & Brown, Inc. 2.375%, 3/15/2031[1]	80,492
96,000	Capital One Financial Corp. 3.750%, 7/28/2026[1]	104,550
83,000	CBRE Services, Inc. 5.250%, 3/15/2025[1]	95,173
55,000	Citigroup, Inc. 5.900% (3-Month USD Libor+423 basis points), 2/15/2023[1,5,6]	56,318
50,000	Crown Castle International Corp. 3.300%, 7/1/2030[1]	54,679
10,000	Digital Realty Trust LP 2.750%, 2/1/2023[1]	10,460
56,000	Discover Financial Services 3.850%, 11/21/2022	59,718
83,000	Equinix, Inc. 2.900%, 11/18/2026[1]	89,518
73,000	Fifth Third Bancorp 2.550%, 5/5/2027[1]	78,606
65,000	Fiserv, Inc. 4.400%, 7/1/2049[1]	81,536
103,000	Goldman Sachs Group, Inc. 1.997% (3-Month USD Libor+175 basis points), 10/28/2027[1,2]	107,272
	JPMorgan Chase & Co.
57,000	6.750% (3-Month USD Libor+378 basis points), 1/29/2049[1,5,6]	61,702
12,000	5.150% (3-Month USD Libor+325 basis points), 11/1/2168[1,5,6]	12,060
60,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[1]	59,700
35,000	Kilroy Realty LP 4.750%, 12/15/2028[1]	40,627
40,000	Life Storage LP 2.200%, 10/15/2030[1]	39,898
84,000	MetLife, Inc. 10.750%, 8/1/2039[1]	136,606
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[1]	35,508

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$72,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[1]	$75,074
57,000	Navient Corp. 5.000%, 3/15/2027[1]	53,525
40,000	OneMain Finance Corp. 8.250%, 10/1/2023	44,400
73,000	Principal Financial Group, Inc. 3.700%, 5/15/2029[1]	85,544
124,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[1,6]	130,598
50,000	Realty Income Corp. 3.250%, 1/15/2031[1]	55,332
60,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023[1]	58,756
60,000	Springleaf Finance Corp. 7.125%, 3/15/2026	67,032
	Starwood Property Trust, Inc.
55,000	3.625%, 2/1/2021[1]	54,962
25,000	5.000%, 12/15/2021[1]	24,750
55,000	Synovus Financial Corp. 3.125%, 11/1/2022[1]	56,444
	VEREIT Operating Partnership LP
74,000	4.600%, 2/6/2024[1]	79,387
43,000	4.875%, 6/1/2026[1]	47,946
68,000	Vornado Realty LP 3.500%, 1/15/2025[1]	70,737
25,000	Wells Fargo & Co. 5.875% (3-Month USD Libor+399 basis points), 12/29/2049[1,5,6]	26,915
		2,690,251
	HEALTH CARE — 4.8%
74,000	Centene Corp. 4.750%, 1/15/2025[1]	76,057
	Encompass Health Corp.
36,000	5.750%, 11/1/2024[1]	36,054
50,000	4.500%, 2/1/2028[1]	50,250
	HCA, Inc.
53,000	5.375%, 9/1/2026[1]	58,565
61,000	5.125%, 6/15/2039[1]	74,028
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[1]	26,125

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$55,000	Pfizer, Inc. 2.625%, 4/1/2030[1]	$61,494
		382,573
	INDUSTRIALS — 3.6%
75,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[1]	76,910
40,000	H&E Equipment Services, Inc. 5.625%, 9/1/2025[1]	41,700
46,000	Textron, Inc. 3.900%, 9/17/2029[1]	51,538
35,000	United Rentals North America, Inc. 5.875%, 9/15/2026[1]	36,881
75,000	Xylem, Inc. 1.950%, 1/30/2028[1]	78,147
		285,176
	MATERIALS — 4.5%
55,000	Freeport-McMoRan, Inc. 4.625%, 8/1/2030[1]	57,830
45,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[1]	46,243
87,000	Mercer International, Inc. 6.500%, 2/1/2024[1]	87,218
24,000	Olin Corp. 5.500%, 8/15/2022	24,540
70,000	Sonoco Products Co. 3.125%, 5/1/2030[1]	75,876
65,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[1]	67,031
		358,738
	TECHNOLOGY — 1.9%
36,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	40,005
107,000	Dell, Inc. 5.400%, 9/10/2040	112,885
		152,890
	UTILITIES — 9.5%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[1]	68,763

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Dominion Energy, Inc.
$113,000	2.715%, 8/15/2021[7]	$115,069
29,000	3.375%, 4/1/2030[1]	32,698
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[1]	59,710
64,000	NextEra Energy Capital Holdings, Inc. 2.900%, 4/1/2022	66,269
160,000	Pacific Gas and Electric Co. 1.750%, 6/16/2022[1]	160,192
	Southern California Edison Co.
98,000	4.200%, 3/1/2029[1]	112,171
39,000	4.875%, 3/1/2049[1]	47,394
95,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[1]	95,950
		758,216
	Total Corporate Bonds
	(Cost $6,983,073)	7,234,543
	SHORT-TERM INVESTMENTS — 1.8%
143,715	UMB Money Market Fiduciary, 0.01%[8]	143,715
	Total Short-Term Investments
	(Cost $143,715)	143,715
	TOTAL INVESTMENTS — 99.5%
	(Cost $7,679,840)	7,922,849
	Other Assets in Excess of Liabilities — 0.5%	35,957
	TOTAL NET ASSETS — 100.0%	$7,958,806

LP – Limited Partnership

[1]	Callable.
[2]	Floating rate security.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Foreign security denominated in U.S. dollars.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	Step rate security.
[8]	The rate is the annualized seven-day yield at period end.